UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-2752
                                   811-21299

Name of Fund: CMA Money Fund
              Master Money Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, CMA Money Fund and Master Money Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments

CMA Money Fund

Schedule of Investments as of December 31, 2005                   (in Thousands)

                                     Beneficial
                                       Interest     Mutual Funds                                                 Value
---------------------------------------------------------------------------------------------------------------------------
                                    $ 6,309,978     Master Money Trust                                     $      6,832,683
---------------------------------------------------------------------------------------------------------------------------
                                                    Total Mutual Funds (Cost - $6,839,070) - 100.0%               6,832,683
---------------------------------------------------------------------------------------------------------------------------
                                                    Total Investments (Cost - $6,839,070) - 100.0%                6,832,683

                                                    Liabilities in Excess of Other Assets - (0.0%)                   (2,804)
                                                                                                           ----------------
                                                    Net Assets - 100.0%                                    $      6,829,879
                                                                                                           ================

Master Money Trust
Schedule of Investments as of December 31, 2005                   (in Thousands)

                                                                        Face         Interest           Maturity
Issue                                                                  Amount          Rate*              Date              Value
------------------------------------------------------------------------------------------------------------------------------------
Bank Notes - 3.3%
------------------------------------------------------------------------------------------------------------------------------------
Bank of America, NA                                                  $ 375,000        4.315%+           2/22/2006         $  375,000
------------------------------------------------------------------------------------------------------------------------------------
LaSalle National Bank                                                  100,000        4.00              4/24/2006             99,791
------------------------------------------------------------------------------------------------------------------------------------
Total Bank Notes (Cost - $475,000)                                                                                           474,791
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 3.4%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank, NA                                                   500,000        4.30+            12/18/2006            500,000
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost - $500,000)                                                                              500,000
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - European - 0.9%
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank Plc                                                      125,000        3.805             6/20/2006            124,480
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - European (Cost - $125,000)                                                                   124,480
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - Yankee - 18.0%
------------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Bank NV                                                        99,000        4.28+             2/13/2006             98,996
                                                                       248,000        4.269+           12/07/2006            247,965
------------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, New York Branch                                           130,000        4.308+            6/19/2006            129,987
------------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA                                     200,000        3.989+           10/02/2006            199,922
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank Plc                                                      150,000        4.28+            11/03/2006            150,000
                                                                       325,000        4.313+           12/22/2006            324,945
------------------------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce                                      98,000        4.32+             9/29/2006             97,988
------------------------------------------------------------------------------------------------------------------------------------
DEPFA-Bank Europe Plc                                                   75,000        4.15              1/25/2006             74,993
------------------------------------------------------------------------------------------------------------------------------------
Fortis Bank                                                             93,500        3.95              4/20/2006             93,327
                                                                        66,500        3.97              8/11/2006             66,180
------------------------------------------------------------------------------------------------------------------------------------
Nordea North America, Inc.                                             160,000        4.16+            10/31/2006            159,966
------------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada                                                    73,000        4.29+             3/16/2006             72,994
                                                                       100,000        3.91              9/06/2006             99,423
                                                                       100,000        4.305+           11/13/2006            100,004
                                                                       102,000        4.431+           12/22/2006            101,980
------------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland                                                  67,000        4.231+            4/05/2006             66,993
                                                                        87,000        4.251+           10/04/2006             86,988
                                                                       295,000        4.315+           11/16/2006            294,974
------------------------------------------------------------------------------------------------------------------------------------
Toronto-Dominion Bank                                                   98,000        3.825             6/26/2006             97,587
                                                                        40,000        3.95              7/24/2006             39,827
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit - Yankee (Cost - $2,606,708)                                                                 2,605,039
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 28.0%
------------------------------------------------------------------------------------------------------------------------------------
Amsterdam Funding Corp.                                                210,000        4.26              1/24/2006            209,379
------------------------------------------------------------------------------------------------------------------------------------
Chariot Funding, LLC                                                    25,282        4.29              1/13/2006             25,240
                                                                        29,898        4.29              1/17/2006             29,834
                                                                       147,611        4.24              1/30/2006            147,071
------------------------------------------------------------------------------------------------------------------------------------
Clipper Receivables Corp.                                              125,000        4.29              1/17/2006            124,732
------------------------------------------------------------------------------------------------------------------------------------
Compass Securitization, LLC                                             87,300        4.30              1/31/2006             86,966
------------------------------------------------------------------------------------------------------------------------------------
Dexia Delaware, LLC                                                    187,500        4.245             1/30/2006            186,830
------------------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization, LLC                                       103,656        4.31              2/10/2006            103,135
                                                                       103,162        4.27              2/21/2006            102,503
------------------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Corp.                                       51,362        4.24              1/26/2006             51,199
------------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                                         200,000        4.25              1/31/2006            199,257
------------------------------------------------------------------------------------------------------------------------------------
Grampian Funding Ltd.                                                   43,500        4.30              1/18/2006             43,401
------------------------------------------------------------------------------------------------------------------------------------
Greyhawk Funding, LLC                                                  157,000        4.06              1/13/2006            156,745
                                                                       100,000        4.26              2/14/2006             99,447
------------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services Plc                                             101,200        4.40              3/20/2006            100,265
------------------------------------------------------------------------------------------------------------------------------------
Jupiter Securitization Corp.                                           272,171        4.30              1/18/2006            271,553
                                                                       107,928        4.26              1/31/2006            107,519
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                                          171,000        4.29+             9/01/2006            171,000
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                          76,000        4.33+             2/21/2006             76,000
                                                                        85,000        4.33+             3/03/2006             85,000
                                                                        41,300        4.33+             3/07/2006             41,300
------------------------------------------------------------------------------------------------------------------------------------

Master Money Trust
Schedule of Investments as of December 31, 2005                   (in Thousands)

                                                                        Face         Interest           Maturity
Issue                                                                  Amount          Rate*              Date              Value
------------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust                                               $ 150,000        4.20%             1/20/2006         $  149,633
------------------------------------------------------------------------------------------------------------------------------------
Newport Funding Corp.                                                  150,000        4.26              2/17/2006            149,144
------------------------------------------------------------------------------------------------------------------------------------
Nordea North America, Inc.                                              95,000        4.25              1/30/2006             94,652
------------------------------------------------------------------------------------------------------------------------------------
Old Line Funding, LLC                                                   34,271        4.22              1/04/2006             34,251
------------------------------------------------------------------------------------------------------------------------------------
Park Avenue Receivables Co. LLC                                         87,500        4.21              1/24/2006             87,239
                                                                       100,000        4.24              1/25/2006             99,694
------------------------------------------------------------------------------------------------------------------------------------
SEB AB                                                                 150,000        4.34+             1/20/2006            150,000
------------------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp.                                            142,105        4.30              1/19/2006            141,766
                                                                       300,000        4.305             1/23/2006            299,139
------------------------------------------------------------------------------------------------------------------------------------
Solitaire Funding LLC                                                   55,000        4.17              1/10/2006             54,930
                                                                       180,443        4.19              1/23/2006            179,946
                                                                        20,000        4.25              1/25/2006             19,939
------------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC                                                 60,000        4.30              1/17/2006             59,871
------------------------------------------------------------------------------------------------------------------------------------
Variable Funding Capital Corp.                                          99,470        4.26              1/19/2006             99,235
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost - $4,037,736)                                                                                 4,037,815
------------------------------------------------------------------------------------------------------------------------------------
Corporate Notes - 3.9%
------------------------------------------------------------------------------------------------------------------------------------
Bank of Ireland                                                         43,300        4.34+             1/19/2007             43,300
------------------------------------------------------------------------------------------------------------------------------------
Blue Heron Funding IX, Class A                                          93,000        4.409+            2/22/2006             93,000
------------------------------------------------------------------------------------------------------------------------------------
Mound Financing Plc                                                    100,000        4.299+           11/08/2006            100,000
------------------------------------------------------------------------------------------------------------------------------------
Newcastle CDO III, Ltd.                                                 60,000        4.409+            3/24/2006             60,000
                                                                        40,000        4.409+            9/25/2006             40,000
------------------------------------------------------------------------------------------------------------------------------------
Permanent Financing Plc                                                114,000        4.32+             3/10/2006            114,000
                                                                       114,000        4.32+             6/12/2006            114,000
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Notes (Cost - $564,300)                                                                                      564,300
------------------------------------------------------------------------------------------------------------------------------------
Funding Agreements - 7.0%
------------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Assurance Co. (a)                              50,000        4.179+           11/01/2006             50,000
                                                                       150,000        4.381+           12/01/2006            150,000
------------------------------------------------------------------------------------------------------------------------------------
ING USA Annuity and Life Insurance Co. (a)                              50,000        4.44+             8/18/2006             50,000
------------------------------------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co. (a)                                 15,000        4.371+            5/01/2006             15,000
------------------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Co. (a)                                     88,000        4.391+            2/01/2006             88,000
                                                                       165,000        4.391+            4/03/2006            165,000
------------------------------------------------------------------------------------------------------------------------------------
Monumental Life Insurance Co. (a)                                      145,000        4.436+           11/16/2006            145,000
------------------------------------------------------------------------------------------------------------------------------------
New York Life Insurance Co. (a)                                        226,000        4.351+            5/26/2006            226,000
------------------------------------------------------------------------------------------------------------------------------------
The Travelers Insurance Co. (a)                                         45,000        4.351+            3/01/2006             45,000
                                                                        25,000        4.361+            3/01/2006             25,000
                                                                        25,000        4.351+            5/01/2006             25,000
                                                                        25,000        4.341+            9/15/2006             25,000
------------------------------------------------------------------------------------------------------------------------------------
Total Funding Agreements (Cost - $1,009,000)                                                                               1,009,000
------------------------------------------------------------------------------------------------------------------------------------
Master Notes - 1.0%
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Securities, Inc.                                           139,000        4.301+            5/16/2006            139,000
------------------------------------------------------------------------------------------------------------------------------------
Total Master Notes (Cost - $139,000)                                                                                         139,000
------------------------------------------------------------------------------------------------------------------------------------
Medium-Term Notes - 16.7%
------------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing                                                   54,000        4.38+             1/23/2007             54,000
------------------------------------------------------------------------------------------------------------------------------------
Alliance & Leicester Plc                                                98,000        4.329+            1/09/2007             98,000
------------------------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp.                                            70,000        4.28+            12/06/2006             70,000
------------------------------------------------------------------------------------------------------------------------------------
Beta Finance Inc.                                                      158,000        4.06+            11/27/2006            157,993
------------------------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce                                     180,000        4.429+            1/12/2007            180,000
------------------------------------------------------------------------------------------------------------------------------------
Dorada Finance Inc.                                                     75,000        4.319+           11/15/2006             74,993
------------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                                         290,605        4.47+             1/17/2007            290,605
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                              202,600        4.389+            1/15/2007            202,600
------------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Inc.                                                      143,125        4.369+            1/24/2007            143,125
------------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings Plc                                                      109,000        4.365+           10/19/2006            109,082
                                                                        47,000        4.266+           10/27/2006             47,025
------------------------------------------------------------------------------------------------------------------------------------
MetLife Global Funding I                                                60,000        4.31+             1/05/2007             60,000
                                                                        50,500        4.429+            1/15/2007             50,500
------------------------------------------------------------------------------------------------------------------------------------

Master Money Trust
Schedule of Investments as of December 31, 2005                   (in Thousands)

                                                                        Face         Interest           Maturity
Issue                                                                  Amount          Rate*              Date              Value
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Building Society                                          $  52,500        4.579%+           1/26/2007         $   52,518
------------------------------------------------------------------------------------------------------------------------------------
Northern Rock Plc                                                       91,000        4.53+             1/09/2007             91,000
------------------------------------------------------------------------------------------------------------------------------------
Restructured Asset Securities with Enhanced Returns,                    60,000        4.439+            5/02/2006             60,000
Series 1998-MM-7-1 Trust
------------------------------------------------------------------------------------------------------------------------------------
Sigma Finance Inc.                                                     261,000        4.225+           10/25/2006            260,979
------------------------------------------------------------------------------------------------------------------------------------
Stanfield Victoria Finance Ltd.                                         32,000        4.30+             5/10/2006             31,998
                                                                        55,500        4.32+             5/15/2006             55,498
                                                                        75,000        4.11              8/01/2006             74,535
------------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.                                               50,000        4.241+           10/03/2006             50,000
                                                                       100,000        4.241+           11/03/2006            100,000
------------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp.                                                   44,000        4.49+             1/11/2007             44,007
------------------------------------------------------------------------------------------------------------------------------------
White Pine Finance Corp.                                                50,000        4.31+             1/25/2006             49,999
------------------------------------------------------------------------------------------------------------------------------------
Total Medium-Term Notes (Cost - $2,408,888)                                                                                2,408,457
------------------------------------------------------------------------------------------------------------------------------------
Promissory Notes - 0.7%
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                              100,000        4.37+             1/13/2006            100,000
------------------------------------------------------------------------------------------------------------------------------------
Total Promissory Notes (Cost - $100,000)                                                                                     100,000
------------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 1.0%
------------------------------------------------------------------------------------------------------------------------------------
SunTrust Bank                                                          143,144        4.00              1/03/2006            143,144
------------------------------------------------------------------------------------------------------------------------------------
Total Time Deposits (Cost - $143,144)                                                                                        143,144
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government & Agency Obligations - Discount Notes - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank System                                           11,955        3.77              8/25/2006             11,600
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government & Agency Obligations - Discount Notes
(Cost - $11,657)                                                                                                              11,600
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government & Agency Obligations - Non-Discount Notes - 11.2%
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                              44,000        2.375             5/04/2006             43,673
------------------------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Banks                                               82,000        4.29+             2/21/2006             81,998
                                                                       136,000        4.23+            10/19/2006            135,978
                                                                        68,000        4.24+             4/13/2007             67,991
                                                                       102,000        4.25+            10/05/2007            101,983
                                                                        35,000        4.25+            10/26/2007             34,996
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank System                                           85,000        2.25              5/15/2006             84,275
                                                                        65,000        3.125+            9/15/2006             64,312
                                                                        49,500        2.75             11/15/2006             48,669
                                                                        49,500        3.25             11/29/2006             48,848
                                                                        25,000        3.75+            11/30/2006             24,779
                                                                        59,235        3.375            12/15/2006             58,504
                                                                       165,000        3.80             12/29/2006            163,457
                                                                        54,000        3.45              1/10/2007             53,294
                                                                        50,500        4.00+             6/13/2007             49,908
                                                                        33,750        4.25              9/14/2007             33,470
                                                                        35,000        4.85             11/09/2007             35,002
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                             27,600        2.55              5/10/2006             27,402
                                                                        74,500        3.00             11/09/2006             73,284
                                                                        30,000        3.75             11/15/2006             29,746
                                                                        50,000        4.45              9/28/2007             49,476
                                                                        25,000        4.625            10/05/2007             24,879
                                                                       100,000        4.705            10/11/2007             99,661
                                                                       100,000        4.725            10/19/2007             99,642
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                                                     32,000        1.50              3/31/2006 (d)         31,799
                                                                        50,000        2.50             10/31/2006 (d)         49,229
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government & Agency Obligations - Non-Discount Notes
(Cost - $1,625,499)                                                                                                        1,616,255
------------------------------------------------------------------------------------------------------------------------------------

Master Money Trust
Schedule of Investments as of December 31, 2005                   (in Thousands)

Repurchase Agreements - 3.8%
------------------------------------------------------------------------------------------------------------------------------------
          Face Amount                                               Issue                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
            $ 550,000    UBS Securities LLC, purchased on 12/30/2005 to yield 4.27% to 1/03/2006, repurchase price
                         $550,261, collateralized by FNMA, 4.25% due 5/15/2009, Freddie Mac, 4% to 4.625% due 8/17/2007
                         to 12/19/2008, Resolution Funding Corp. STRIPS***, due 4/15/2018                                $   550,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost - $550,000)                                                                                550,000
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Securities - 0.6%
------------------------------------------------------------------------------------------------------------------------------------

           Beneficial
             Interest
------------------------------------------------------------------------------------------------------------------------------------
            $  82,998    Merrill Lynch Liquidity Series, LLC Money Market Series (b)(c)                                       82,998
------------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Securities (Cost - $82,998)                                                                                  82,998
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $14,378,930**) - 99.6%                                                                          14,366,879

Other Assets Less Liabilities - 0.4%                                                                                          62,334
                                                                                                                         -----------
Net Assets - 100.0%                                                                                                      $14,429,213
                                                                                                                         ===========

* Commercial Paper and certain U.S. Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase.
** The cost and unrealized (depreciation) of investments as of December 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 14,378,930
                                                                   ============
      Gross unrealized appreciation                                $        132
      Gross unrealized depreciation                                     (12,183)
                                                                   ------------
      Net unrealized depreciation                                  $    (12,051)
                                                                   ============

***   Separately Traded Registered Interest and Principal of Securities.
+     Floating rate note.
(a) Restricted securities as to resale, representing 7% of net assets, were as follows:

      -------------------------------------------------------------------------------------------------------------
                                                                         Acquisition
      Issue                                                                 Date             Cost          Value
      -------------------------------------------------------------------------------------------------------------
      General Electric Capital Assurance Co.:
           4.179% due 11/01/2006                                         11/01/2005     $    50,000     $    50,000
           4.381% due 12/01/2006                                         11/30/2005         150,000         150,000
      ING USA Annuity and Life Insurance Co., 4.44% due 8/18/2006         7/18/2005          50,000          50,000
      Jackson National Life Insurance Co., 4.371% due 5/01/2006           5/02/2005          15,000          15,000
      Metropolitan Life Insurance Co.:
           4.391% due 2/01/2006                                           2/01/2005          88,000          88,000
           4.391% due 4/03/2006                                           4/01/2005         165,000         165,000
      Monumental Life Insurance Co., 4.436% due 11/16/2006               11/18/2005         145,000         145,000
      New York Life Insurance Co., 4.351% due 5/26/2006                   5/27/2005         226,000         226,000
      The Travelers Insurance Co.:
           4.351% due 3/01/2006                                           3/01/2005          45,000          45,000
           4.361% due 3/01/2006                                           3/01/2005          25,000          25,000
           4.351% due 5/01/2006                                           5/02/2005          25,000          25,000
           4.341% due 9/15/2006                                           9/16/2005          25,000          25,000
      -------------------------------------------------------------------------------------------------------------
      Total                                                                             $ 1,009,000     $ 1,009,000
                                                                                        ===========================

(b) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------
                                                                       Net        Interest
      Affiliate                                                      Activity      Income
      ------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Money Market Series        $82,998       $  28
      ------------------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d)   Security, or a portion of security, is on loan.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating q to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Money Fund and Master Money Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    CMA Money Fund and Master Money Trust

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    CMA Money Fund and Master Money Trust

Date: February 21, 2006


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke
    Chief Financial Officer
    CMA Money Fund and Master Money Trust

Date: February 21, 2006